PAYABLE TO AFFILIATES (Tables)	9 Months Ended
Jun. 30, 2018
Payable To Affiliates
Schedule of payable to affiliate

The advance received is non-interest bearing, unsecured and payable on demand is summarized as follows.

	Balance June 30, 2018	Balance September 30,2017
	(Unaudited)
Payable to affiliate	$98,837	$78,067
Total	$98,837	$78,067